Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended
	Apr. 30, 2011 Seven Point Seven Five Percent Senior Notes	Dec. 31, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)	Apr. 07, 2011 Rikco International, LLC, D/B/A Dr. Comfort (Dr. Comfort)	Mar. 10, 2011 Circle City Medical, Inc. (Circle City)	Feb. 04, 2011 BetterBraces.com	Jan. 04, 2011 Elastic Therapy, Inc. (ETI)	Sep. 20, 2010 Independent South African distributor of DonJoy products	Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada)	Aug. 04, 2009 Chattanooga Group Inc. (Chattanooga Canada) Promissory Note	Aug. 04, 2009 Empi Canada Inc. (Empi Canada)	Aug. 04, 2009 Empi Canada Inc. (Empi Canada) Promissory Note	Mar. 31, 2010 DonJoy Orthopaedics Pty., Ltd. (DJO Australia)	Feb. 03, 2009 DonJoy Orthopaedics Pty., Ltd. (DJO Australia)	Dec. 31, 2011 Dr. Comfort, ETI, and Circle City
Business Acquisition [Line Items]
Business acquisition, total purchase price			$ 257,468,000	$ 11,671,000	$ 3,000,000	$ 46,406,000	$ 1,912,000	$ 7,154,000		$ 7,439,000			$ 3,439,000
Escrow deposit		23,500,000	24,500,000	1,300,000		3,600,000
Proceeds from new senior notes issued	300,000,000
Debt instrument, stated percentage rate	7.75%								6.00%		6.00%
Direct acquisition costs incurred		11,300,000		100,000		300,000
Bridge financing fees paid		3,900,000
Transaction and advisory fees paid		5,000,000
Additional escrow deposit for retention of key employee union				1,300,000		1,000,000
Amount drawn from revolving line of credit				7,000,000		35,000,000
Potential royalty payment				2,000,000
Business acquisition, purchase consideration paid in cash					1,800,000		1,200,000
Consideration offset against accounts receivable					400,000		400,000
Consideration retained to fully repay outstanding principal and accrued interest					500,000
Consideration held as security for potential indemnification claims					300,000		300,000	1,400,000		1,400,000
Description of interest rate for indemnification holdback								2.5% for the first 18 months and a variable rate thereafter		2.5% for the first 18 months and a variable rate thereafter
Promissory note included in purchase price								1,400,000		1,400,000
Acquisition date fair value of the additional amount payable to the selling shareholder													800,000
Payment of contingent consideration to selling shareholder												800,000
Aggregate net sales														86,000,000
Aggregate net loss attributable to our acquisitions														$ (1,500,000)